SEGMENT INFORMATION - Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-lived Assets [Line Items]
Total long-lived assets	$ 6,565,366	$ 6,725,708	$ 6,833,633
Macau [Member]
Long-lived Assets [Line Items]
Total long-lived assets	5,752,786	6,068,502	6,080,616
The Philippines [Member]
Long-lived Assets [Line Items]
Total long-lived assets	118,495	141,765	341,307
Cyprus [Member]
Long-lived Assets [Line Items]
Total long-lived assets	663,633	485,570	378,738
Hong Kong and other foreign countries [Member]
Long-lived Assets [Line Items]
Total long-lived assets	$ 30,452	$ 29,871	$ 32,972